REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
REVENUE
Schedule of net revenue

	Years ended December 31,
	2022	2023	2024

Colocation services	7,920,150	8,535,180	9,169,454
Managed service and others	1,340,211	1,246,704	1,152,434
Service revenue	9,260,361	9,781,884	10,321,888
Equipment sales	7,740	564	180
Total	9,268,101	9,782,448	10,322,068